SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 5) (serv, Revolving promissory note, USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 19, 2013
serv | Revolving promissory note
Related Party Transaction [Line Items]
Maximum borrowings		$ 25,000,000
Interest rate (as a percent)	5.00%
Amount due	$ 14,000,000